[Fund Name] [Date], 2020

Features of the HIT

AFL-CIO HIT

- ✓ **$[xx.xx] billion investment grade fixed-income portfolio (**as of *[Date])*
  - Open-end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission
  - Monthly unit valuation and income distribution – independent third-party pricing
- ✓ **Record of consistent and competitive returns**
  - 25 out of 27 years outperforming its benchmark on a gross basis, 16 of those years on a net basis
- ✓ **Investment strategy**
  - With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing:
    - a higher income
    - a superior credit profile
    - a similar interest rate risk

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended February 29, 2020 was 10.95%, 4.63%, 3.31%, and 3.72%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST

As of December 31, 2019, unless otherwise denoted

1

History of the HIT

AFL-CIO HIT

- ✓ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965).
- ✓ Created by the AFL-CIO Executive Council under President George Meany's leadership.
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all construction related investments.

Project Picture	Project Picture	Project Picture
[Project Name] [Project City, State]	[Project Name] [Project City, State]	[Project Name] [Project City, State]

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter").*

AFL-CIO HOUSING INVESTMENT TRUST
2

HIT's Long History of Impact Investing

AFL-CIO HIT

Successful history as a fixed income impact investor incorporating Environmental, Social and Governance (**ESG**) into its investment strategy (Member of UNPRI)

NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS*

(1984-present)

532	**$8.7B**	**$16.5B**	**$32.3B**	**$13.0B**	**178.1M**	**193,492**	**117,005**
Projects	in HIT Investment, $161.5M in NMTC allocations	in total development cost	in total economic benefits	in personal income, including wages and benefits with $6.6B for construction workers	hours of on-site union construction work created	total jobs generated across communities	housing and healthcare unit, with 67% affordable housing



1490 Southern Blvd
New York, NY



Mark Twain Apartments
Chicago, IL



Ya Po Ah Terrace
Eugene, OR



Zvago Cooperative at Lake Superior
Duluth, MN

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output based on HIT and subsidiary Building America project data. Data current as of December 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST
3

4 ^ In addition, Building America contributed New Markets Tax Credit (NMTC) allocations as follows: $8M in NYC, $21M in Boston, $10M in Chicago, $161.5M Nationwide (1984 - 2019) New York City Boston Chicago Twin Cities Bay Area Major Markets Nationwide # of Projects 68 34 51 66 19 238 532 HIT Investment^ $1.8B $588.7M $638.8M $1.1B $396.1M $4.5B $8.7B Total Development Cost $4.4B $1.5B $1.5B $1.7B $691.6M $9.8B $16.5B Union Construction Hours 24.2M 12.2M 17.8M 17.2M 9.1M 80.4M 178.1B Total Jobs Created 26,220 13,901 17,718 21,082 9,172 88,093 193,492 Housing Units (% affordable) 42,353 (92%) 4,062 (88%) 11,727 (69%) 9,649 (46%) 3,231 (34%) 71,022 (79%) 117,005 (67%) Total Economic Impact $4.6B $2.6B $2.9B $3.4B $1.6B $15.1B $32.3B 4 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal. HIT’s Investment in Major Markets*

x Documentation – 100% union requirement laid out in legal documents, signed by General Contractor and Developer. x Monitoring and Enforcement – Labor Relations ensures compliance and solves issues that may arise. x Measurement – work hours measured and reported for every project. 5 Labor Policies Success is Measured in the Implementation

x Enhance Performance x Increase Number of Deals and Impact Investments x Lower Costs x New Tools x New Relationships – co - invest with other labor - friendly funds The Future and Vision of HIT under New Leadership 6

Erica Khatchadourian Chief Financial Officer 20+ years of experience in accounting for financial transactions, general and personnel management and policy development, with 26 years at the HIT Chang Suh Chief Executive Officer/Co - CPM 20+ years of experience in the financial services industry, specializing in the commercial mortgage industry and 21 years at the HIT Nick Milano General Counsel 20+ years of experience in the financial services sector, with 9 years at the HIT Lesyllee White Chief Marketing Officer 20+ years of experience in the financial services industry, with 19 years at the HIT Michael Cook Co - Chief Portfolio Manager 15 years of experience managing, trading and structuring investments at the HIT 7 Executive Leadership Team Ted Chandler Managing Director, Regional Operations 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 10 years at the HIT John Hanley Senior Managing Director 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT. Corinne Smith Chief of Staff/Special Counsel 30+ years of management legal experience in transactional, operational compliance and policy matters with 7+ years at the HIT

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus contai nin g more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. 8 Plan types include pension, health & welfare, annuity, among others. $2,134.74 33% $1,146.08 18% $1,014.55 15% $1,719.45 26% $540.11 8% Investors at a Glance (as of 12/31/2019) $ in Millions Building Trades - Local (252) Building Trades - National (25) Industrial - Other (50) Public (13) Service (33) Investor Profile: 373 Investors

Important Notice. The information furnished in this report is provided as a courtesy only to assist you in your internal revi ews and does not constitute a statement of your account. Unless expressly stated otherwise, the HIT makes no representations, express or imp lied, as to the accuracy of the information being reported. In accordance with the Investment Company Act of 1940, as amended, the HI T f iles numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited ) a nd semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT. 9 Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended February 29, 2020 was 10.95%, 4.63%, 3.31%, and 3.72%, respe ctively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the mos t recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deducti on of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus.

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 10 HIT finances projects through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits: » Union Construction Jobs, Affordable Housing, Economic Impact Competitive Returns and Collateral Benefits Through Directly Sourced Multifamily Investments 11 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State]

12 Objectives Strategy Core Competency x Generate competitive risk - adjusted fixed - income total returns versus the Bloomberg Barclays US Aggregate Bond Index. x Facilitate employment for union members in the construction trades and related industries. x Encourage the construction of housing, including affordable and workforce housing. x Specialize in directly sourced multifamily MBS that create jobs and affordable housing. x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification benefits to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to the Barclays Aggregate HIT Objectives and Strategy

13 Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves transactions for investment or recommends transactions to Executive Committee, if required INVESTMENT MAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visit UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M

14 HIT vs. Benchmark: Fundamentals As of December 31, 2019 HIT Barclays Agg AAA Index HIT Barclays Agg AAA Index Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 93.6% 72.0% 100% Effective Duration 5.69 5.96 5.13 A & Below/Not Rated 1.86% 24.6% 0% Convexity 0.07 0.06 - 0.16 Higher Yield Lower Prepayment Risk Current Yield 3.10% 3.00% 2.73% Prepayment Protection 76% 73% 62% Yield to Worst 2.60% 2.31% 2.10% No Prepayment Protection 19% 27% 38% AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 .

8.15% 4.06% 3.21% 4.00% 7.78% 3.65% 2.80% 3.57% 8.72% 4.03% 3.05% 3.75% 6.67% 3.31% 2.48% 3.11% 0.0% 2.0% 4.0% 6.0% 8.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Annualized Total Returns vs. Benchmark and AAA Index As of December 31, 2019 The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less tha n t he original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data curre nt to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors expe rie nce in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 15

16 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 HIT Gross HIT Net Barclays Aggregate The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the origin al cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is av ailable from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance fi gures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can b e found on page 1 of the HIT’s current prospectus.

17 HIT’s Performance Is Similar to the Benchmark Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness . -3% 0% 3% 6% 9% 12% 15% Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 HIT Gross Barclays Aggregate HIT vs. Barclays Aggregate Performance Rolling Annual Returns on a Monthly Basis HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended February 29, 2020 was 10.95%, 4.63%, 3.31%, and 3.72%, respe ctively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualiz ed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. Th e HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is av ailable from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance fi gures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can b e found on page 1 of the HIT’s current prospectus.

18 Active Risk Management x Portfolio Management Committee » Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures » Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million

38.1% 4.6% 2.2% 51.9% 1.5% 1.9% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of December 31, 2019 * Based on total investments and including unfunded commitments. 19 96%Government/ Agency/AAA/Cash High Credit Quality

* Based on total investments and including unfunded commitments. ** Includes 5.5% FN DUS SARM allocation 14.2% 0.3% 2.9% 14.2% 61.0% 1.7% 1.5% 4.2% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of December 31, 2019 20 75% Multifamily Overweight to Multifamily Sector

21 Multifamily Focus: Attractive Spreads x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. x Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options providing better risk adjusted income. 20 40 60 80 100 120 140 160 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads December 2017 - December 2019 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS Investment Comparison As of December 31, 2019 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) 10 Year UST 9.06 0.46 1.91% 0 GNMA Construction/Permanent 9.06 0.49 3.25% 134 GNMA Permanent 8.13 0.40 2.67% 76 Agency CMBS (gnr 2020 - 14 ba ) 9.82 1.12 2.94% 103 FNMA Multifamily 10/9.5 DUS 7.90 0.38 2.45% 54 UMBS 3.0% 30yr MBS 3.72 - 3.22 2.69% 78 Gold (Freddie Mac) 3.0% 30yr MBS 3.63 - 3.27 2.63% 72 GNMA 3.0% 30yr MBS 4.09 - 1.98 2.44% 53 Barclays AAA Corporate Index 11.58 2.35 2.58% 67 Source: HIT and Securities Dealers

Strong Demand for Multifamily Housing 22 Historical Homeownership Rate (percent) Net Household Formation (Thousands of New Households) ▪ 4.6 million new multifamily units needed by 2030 ▪ Demographics – household formation, gen z, millennials, baby boomers ▪ Drop in homeownership from peak ▪ Still difficult for many households to access mortgage credit ▪ Higher land and hard costs ▪ Low vacancies and low inventory for single family homes Source: National Apartment Association. Charts: US Census Bureau and Haver Analytics - 400 0 400 800 1200 1600 2000 2400 1993 1995 1997 1999 2001 2003 2005 2007 2009 2011 2013 2015 2017 2019 62 63 64 65 66 67 68 69 70 Dec-65 Dec-67 Dec-69 Dec-71 Dec-73 Dec-75 Dec-77 Dec-79 Dec-81 Dec-83 Dec-85 Dec-87 Dec-89 Dec-91 Dec-93 Dec-95 Dec-97 Dec-99 Dec-01 Dec-03 Dec-05 Dec-07 Dec-09 Dec-11 Dec-13 Dec-15 Dec-17 Dec-19 As of December 31, 2019, unless otherwise denoted

23 Interest Rate Environment Yield Curve Market Inflation Expectations Economic Indicators 12/31/2018 9/30/2019 12/31/2019 GDP (seasonally adj. annual rate) 1.1% 2.1% 2.1%* Unemployment Rate 3.9% 3.5% 3.5% Core Inflation (PCE) Year over Year 2.0% 1.7% 1.6% Effective Federal Funds Rate 2.3% 2.0% 1.6% Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board 2.488 2.511 2.586 2.684 3.015 1.622 1.544 1.613 1.665 2.111 1.569 1.691 1.831 1.917 2.390 1.5 1.7 1.9 2.1 2.3 2.5 2.7 2.9 3.1 2 5 7 10 30 12/31/2018 9/30/2019 12/31/2019 1.2 1.3 1.4 1.5 1.6 1.7 1.8 1.9 2 0.4 0.9 1.4 1.9 2.4 2.9 3.4 10-Year Treasury Yield 5x5 Year Breakeven Inflation *Preliminary Q4 GDP

24 Capital Market Outlook x In this time of financial and economic uncertainty, the HIT stands ready, as we have in past crises, to put labor’s capital to work in high credit quality construction multifamily projects, creating much needed jobs and benefits for the unions while generating a competitive, attractive income for its investors . x The world is battling historic levels of uncertainty, volatility and the effects of sudden economic halts as the WHO labeled the coronavirus a pandemic . The longer term effects of the virus on the financial markets and the broader economy are unknown with the magnitude of this global health crisis never seen before . x We believe investors should incorporate significantly higher levels of risk and uncertainty in developing their capital market expectations . This is not a normal market environment . Investors should be prepared for an extended period of extraordinary high levels of uncertainty . x Governments and global central banks have responded to the deterioration in financial conditions with record amounts of monetary stimulus – cutting interest rates and rapidly expanding asset purchases and government spending to get essential resources to those in need . x The Federal Reserve cut interest rates by 150 bps to 0 - 0 . 25 % and announced the 4 th round of quantitative easing since the financial crisis . Other pledges by the bank have been made to help support financial institutions and needed liquidity in the market . x Corporate credit market stress and valuation spreads spiked with the rapid fall in equity markets and the possibility of companies facing cash flow issues as consumers shelter in, cutting back on their spending .

25 www.aflcio - hit.com AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind .